Note 5 - Debt (Details Textual) - USD ($)					1 Months Ended	12 Months Ended
	May 01, 2021	Jun. 26, 2020	Apr. 17, 2020	Feb. 28, 2018	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Proceeds from Notes Payable, Total				$ 50,000			$ 170,200
Repayments of Notes Payable						27,864	11,880
Gain (Loss) on Extinguishment of Debt, Total						$ 172,056
Convertible Debentures [Member]
Debt Instrument, Face Amount		$ 1,200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		120,000
Proceeds from Convertible Debt, Gross		$ 1,050,000
Paycheck Protection Program CARES Act [Member]
Proceeds from Notes Payable, Total			$ 170,200
Extinguishment of Debt, Amount					$ 170,200
Gain (Loss) from Interest Forgiven					1,856
Gain (Loss) on Extinguishment of Debt, Total	$ 172,056
Senior Notes [Member]
Debt Instrument, Term (Year)				5 years
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Repayments of Notes Payable					$ 22,737